Benefit Plans - Schedule of Obligations and Funded Status (Details) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Balance at the beginning of the period	$ 333
Balance at the end of the period	354	$ 333
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning of period	388	409	$ 323
Interest cost	16	15	15
Actuarial loss (gain)	(6)	(24)	83
Benefits paid: Plan assets	(13)	(12)	(12)
Curtailment	0	0	0
Projected benefit obligation, end of period	385	388	409
Balance at the beginning of the period	333	359	317
Actual return of plan assets, net of expenses	33	(15)	54
Company contributions	1	1	0
Benefits paid: Plan assets	(13)	(12)	(12)
Balance at the end of the period	354	333	359
Funded status, end of period	(31)	(55)	(50)
Pension and Other Postretirement Defined Benefit Plans, Liabilities	(31)	(55)	(50)
Total amounts recognized	$ (7)	29	(19)
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning of period			2
Interest cost
Actuarial loss (gain)
Benefits paid: Plan assets
Curtailment			(2)
Projected benefit obligation, end of period
Balance at the beginning of the period
Actual return of plan assets, net of expenses
Company contributions
Benefits paid: Plan assets
Balance at the end of the period
Funded status, end of period
Pension and Other Postretirement Defined Benefit Plans, Liabilities
Total amounts recognized